Fair Value of Assets and Liabilities - Loan Trailing Fee Liability (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	4.00%	4.00%
Default rate	2.00%	1.70%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	14.40%	15.90%
Default rate	15.40%	14.90%
Loan trailing fee liability | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.00%	15.00%
Default rate	1.50%	1.50%
Prepayment rate	13.50%	13.60%
Loan trailing fee liability | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	25.00%	25.00%
Default rate	16.10%	15.20%
Prepayment rate	30.20%	26.20%
Prosper Funding LLC | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	4.00%	4.30%
Default rate	14.40%	14.50%
Prosper Funding LLC | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	2.00%	1.40%
Default rate	15.40%	14.40%
Prosper Funding LLC | Loan trailing fee liability | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	15.00%	15.00%
Default rate	1.50%	1.50%
Prepayment rate	13.50%	13.60%
Prosper Funding LLC | Loan trailing fee liability | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	25.00%	25.00%
Default rate	16.10%	15.20%
Prepayment rate	30.20%	26.60%